Schedules of Investments As of April 30, 2024

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2024 (Unaudited)

Quantity		Market Value
	GOLD ASSETS — 22.69% of Total Net Assets
217,320 Troy Oz.	Gold bullion (a)	$497,965,925
90,000 Coins	One-ounce gold coins (a)	208,963,000

	Total Gold Assets (identified cost $328,396,837)	$706,928,925

	SILVER ASSETS — 5.13% of Total Net Assets
6,058,176 Troy Oz.	Silver bullion (a)	$159,881,328

	Total Silver Assets (identified cost $92,215,771)	$159,881,328

Principal Amount
	SWISS FRANC ASSETS — 7.71% of Total Net Assets
CHF 60,000,000	1.250% Swiss Confederation Bonds, 06-11-24	$65,247,756
CHF 70,000,000	1.500% Swiss Confederation Bonds, 07-24-25	76,560,239
CHF 65,000,000	1.250% Swiss Confederation Bonds, 05-28-26	71,190,645
CHF 10,000,000	3.250% Swiss Confederation Bonds, 06-27-27	11,673,103
CHF 15,000,000	.767% Swiss Confederation Bonds, 06-22-29 (d)	15,687,708

	Total Swiss Franc Assets (identified cost $237,221,986)	$240,359,451

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 17.91% of Total Net Assets

	NATURAL RESOURCES — 10.31% of Total Net Assets
180,000	APA Corporation	$5,659,200
160,000	BHP Group, Ltd. (b)	8,825,600
2,000,000	Birchcliff Energy, Ltd.	8,230,000
160,000	BP, p.l.c. (b)	6,203,200
500,000	Cameco Corporation	22,815,000
160,000	Canadian Natural Resources Ltd.	12,131,200
150,000	Chevron Corporation	24,190,500
150,000	ConocoPhillips	18,843,000
350,000	Devon Energy Corporation	17,913,000
150,000	Exxon Mobil Corporation	17,740,500
2,100,000	Freeport-McMoRan, Inc.	104,874,000
350,000	Murphy Oil Corporation	15,624,000
135,000	Nutrien, Ltd.	7,123,950
180,000	Occidental Petroleum Corporation	11,905,200
100,000	Occidental Petroleum Corporation warrants (a)	4,430,000
180,000	Ovintiv, Inc.	9,237,600
160,000	Rio Tinto p.l.c (b)	10,852,800
500,000	South32 Limited (b)	5,695,000
200,000	Vale S.A. (b)	2,434,000
175,000	Viper Energy Partners LP	6,678,000

		$321,405,750

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2024 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 7.60% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$2,058,750
40,000	American Tower Corporation	6,862,400
60,000	AvalonBay Communities, Inc.	11,374,200
60,000	Boston Properties, Inc.	3,713,400
200,000	Centerspace	13,450,000
75,000	Digital Realty Trust, Inc.	10,408,500
60,000	Essex Property Trust, Inc.	14,775,000
100,000	Federal Realty Investment Trust	10,417,000
150,000	Highwoods Properties, Inc.	3,930,000
300,000	Kimco Realty Corporation	5,589,000
400,000	Outfront Media, Inc.	6,344,000
150,000	Prologis, Inc.	15,307,500
125,000	Regency Centers Corporation	7,402,500
100,000	Simon Property Group, Inc.	14,053,000
165,000	Texas Pacific Land Corporation	95,089,500
125,000	UDR, Inc.	4,760,000
250,000	UMH Properties, Inc.	3,980,000
100,000	Vornado Realty Trust	2,603,000
150,000	Weyerhaeuser Company	4,525,500

		$236,643,250

	Total Real Estate and Natural Resource Stocks (identified cost $310,539,817)	$558,049,000

	AGGRESSIVE GROWTH STOCKS — 18.83% of Total Net Assets

	AEROSPACE — .82% of Total Net Assets
55,000	Lockheed Martin Corporation	$25,571,150

		$25,571,150

	CHEMICALS — .63% of Total Net Assets
55,000	Air Products & Chemicals, Inc.	$12,998,700
55,000	Albemarle Corporation	6,617,050

		$19,615,750
	COMPUTER SOFTWARE & SERVICES — 1.77% of Total Net Assets
55,000	Autodesk, Inc. (a)	$11,706,750
1,500,000	Palantir Technologies, Inc. Class A (a)	32,955,000
175,000	Twilio, Inc. Class A (a)	10,479,000

		$55,140,750
	ELECTRICAL EQUIPMENT & ELECTRONICS — 3.54% of Total Net Assets
20,000	Broadcom, Inc.	$26,005,400
200,000	Intel Corporation	6,094,000
90,000	NVIDIA Corporation	77,761,800

		$109,861,200
	ENERGY SERVICES & PROCESSING — .69% of Total Net Assets
200,000	HF Sinclair Corporation	$10,850,000
75,000	Phillips 66	10,740,750

		$21,590,750

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2024 (Unaudited)

Number of Shares		Market Value
	ENGINEERING & CONSTRUCTION — .83% of Total Net Assets
175,000	Fluor Corporation (a)	$7,057,750
125,000	Lennar Corporation Class A	18,952,500

		$26,010,250
	ENTERTAINMENT & LEISURE — 2.49% of Total Net Assets
65,000	Disney (Walt) Company	$7,221,500
150,000	Meta Platforms, Inc. Class A	64,525,500
65,000	Wynn Resorts, Ltd. (a)	5,957,250

		$77,704,250
	FINANCIAL SERVICES — 1.78% of Total Net Assets
300,000	Affirm Holdings, Inc. Class A (a)	$9,564,000
175,000	Morgan Stanley	15,897,000
175,000	Schwab (Charles) Corporation	12,941,250
50,000	State Street Corporation	3,624,500
50,000	Visa, Inc. Class A	13,430,500

		$55,457,250
	MANUFACTURING — 1.95% of Total Net Assets
60,000	Agilent Technologies, Inc.	$8,222,400
60,000	Illinois Tool Works, Inc.	14,646,600
60,000	IPG Photonics Corporation (a)	5,038,800
60,000	Parker-Hannifin Corporation	32,694,600

		$60,602,400
	MATERIALS — .54% of Total Net Assets
100,000	Nucor Corporation	$16,853,000

		$16,853,000
	PHARMACEUTICALS — .48% of Total Net Assets
55,000	Amgen, Inc.	$15,066,700

		$15,066,700
	RETAIL — 1.78% of Total Net Assets
55,000	Costco Wholesale Corporation	$39,759,500
55,000	Williams-Sonoma, Inc.	15,772,900

		$55,532,400
	TRANSPORTATION — 1.53% of Total Net Assets
160,000	Canadian Pacific Kansas City Limited	$12,548,800
55,000	FedEx Corporation	14,397,900
75,000	Ryder System, Inc.	9,138,750
175,000	Uber Technologies, Inc. (a)	11,597,250

		$47,682,700

	Total Aggressive Growth Stocks (identified cost $199,735,681)	$586,688,550

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2024 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 27.21% of Total Net Assets

	CORPORATE BONDS — 25.78% of Total Net Assets

	AEROSPACE — .33% of Total Net Assets
$3,000,000	8.375% Lockheed Martin Corporation, 06-15-24	$3,008,952
7,500,000	2.930% Northrop Grumman Corporation, 01-15-25	7,356,679

		$10,365,631
	CHEMICALS — .52% of Total Net Assets
10,000,000	4.650% Albemarle Corporation, 06-01-27	$9,707,550
6,500,000	5.150% FMC Corporation, 05-18-26	6,411,506

		$16,119,056
	COMPUTER SOFTWARE & SERVICES — 1.07% of Total Net Assets
33,500,000	4.750% Trimble, Inc., 12-01-24	$33,215,920

		$33,215,920
	CONSUMER PRODUCTS — 4.68% of Total Net Assets
25,000,000	3.222% B.A.T. Capital Corporation, 08-15-24	$24,780,887
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	14,709,780
10,000,000	7.125% Conagra Brands, Inc., 10-01-26	10,348,420
20,000,000	3.500% Imperial Brands, p.l.c., 07-26-26 (c)	19,011,170
11,070,000	2.250% Mondelez International Holdings Netherlands B.V., 09-19-24 (c)	10,919,144
2,810,000	.750% Mondelez International Holdings Netherlands B.V., 09-24-24	2,754,109
30,000,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (c)	25,772,175
7,500,000	2.750% Reckitt Benckiser Treasury Services PLC, 06-26-24 (c)	7,460,659
15,000,000	3.500% Smucker (J. M.) Company, 03-15-25	14,725,170
5,000,000	3.375% Smucker (J. M.) Company, 12-15-27	4,672,692
10,900,000	2.250% Suntory Holdings, Ltd., 10-16-24 (c)	10,725,622

		$145,879,828
	ELECTRICAL EQUIPMENT & ELECTRONICS — .23% of Total Net Assets
7,500,000	4.625% Avnet, Inc., 04-15-26	$7,315,451

		$7,315,451
	ENGINEERING & CONSTRUCTION — .95% of Total Net Assets
17,500,000	2.500% D.R. Horton, Inc., 10-15-24	$17,248,901
5,000,000	4.750% Lennar Corporation, 11-29-27	4,919,428
7,500,000	5.500% PulteGroup, Inc., 03-01-26	7,468,916

		$29,637,245
	ENTERTAINMENT & LEISURE — .08% of Total Net Assets
2,345,000	7.625% Disney (Walt) Company, 11-30-28	$2,534,550

		$2,534,550

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2024 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 3.47% of Total Net Assets
$7,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$7,276,298
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	7,521,052
15,000,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (c)	14,981,365
7,500,000	4.250% Associated Banc-Corp, 01-15-25	7,429,740
7,500,000	3.375% Citadel Finance, LLC, 03-09-26 (c)	7,009,800
7,500,000	3.750% Intercontinental Exchange, Inc., 12-01-25	7,299,893
15,000,000	4.875% Janus Henderson Holdings, Inc., 08-01-25	14,811,345
12,500,000	4.700% Key Bank, N.A., 01-26-26	12,148,756
15,000,000	5.400% Manufacturers & Traders Trust Company, 11-21-25	14,798,392
15,000,000	.700% UBS Group, AG, 08-09-24 (c)	14,801,880

		$108,078,521
	INFORMATION SERVICES — .16% of Total Net Assets
5,000,000	2.750% Fiserv, Inc., 07-01-24	$4,974,628

		$4,974,628
	INSURANCE — 1.62% of Total Net Assets
15,000,000	3.625% Alleghany Corporation, 05-15-30	$13,710,615
5,000,000	4.500% Brown & Brown, Inc., 03-15-29	4,760,967
6,785,000	4.500% Horace Mann Educators Corporation, 12-01-25	6,617,611
15,000,000	4.350% Kemper Corporation, 02-15-25	14,805,060
7,500,000	4.400% Mercury General Corporation, 03-15-27	7,166,310
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (c)	3,305,342

		$50,365,905
	MANUFACTURING — 1.47% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (c)	$14,056,650
10,000,000	4.625% Kennametal, Inc., 06-15-28	9,608,795
10,000,000	4.550% Keysight Technologies, Inc., 10-30-24	9,960,900
7,350,000	4.600% Keysight Technologies, Inc., 04-06-27	7,175,687
5,000,000	2.700% Parker-Hannifin Corporation, 06-14-24	4,981,478

		$45,783,510
	MATERIALS — .96% of Total Net Assets
6,452,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$5,479,906
7,500,000	2.400% Steel Dynamics, Inc., 06-15-25	7,237,500
7,250,000	4.500% Vulcan Materials Company, 04-01-25	7,173,969
10,000,000	3.000% WRKCO, Inc., 09-15-24	9,886,040

		$29,777,415
	NATURAL RESOURCES — 2.57% of Total Net Assets
7,500,000	4.875% BHP Billiton Finance (USA) Limited, 02-27-26	$7,425,735
5,250,000	3.900% Cimarex Energy Company, 05-15-27	4,731,573
4,500,000	3.900% Coterra Energy, Inc., 05-15-27	4,284,218
10,000,000	5.875% Devon Energy Corporation, 06-15-28	10,014,490
7,500,000	4.050% The Mosaic Company, 11-15-27	7,158,604
5,000,000	3.000% Nutrien, Ltd., 04-01-25	4,878,350
5,000,000	4.000% Nutrien, Ltd., 12-15-26	4,818,510
12,500,000	5.650% Ovintiv, Inc., 05-15-25	12,471,038
15,000,000	5.375% Ovintiv, Inc., 01-01-26	14,878,125
4,779,000	4.125% Parsley Energy, LLC, 02-15-28 (c)	4,501,235
5,000,000	3.800% Yara International ASA, 06-06-26 (c)	4,806,250

		$79,968,128

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2024 (Unaudited)

Principal Amount		Market Value
	PHARMACEUTICALS — .37% of Total Net Assets
$5,000,000	6.800% Bristol-Myers Squibb Company, 11-15-26	$5,175,785
6,500,000	3.250% EMD Finance, LLC, 03-15-25 (c)	6,358,554

		$11,534,339
	REAL ESTATE — 4.15% of Total Net Assets
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	$4,470,830
5,000,000	3.500% Camden Property Trust, 09-15-24	4,951,168
6,434,000	4.100% Camden Property Trust, 10-15-28	6,144,277
11,000,000	2.000% COPT Defense Properties , 01-15-29	9,160,662
12,500,000	3.125% Cubesmart, L.P., 09-01-26	11,817,800
5,000,000	2.625% Equinix, Inc., 11-18-24	4,915,245
5,000,000	1.250% Federal Realty Investment Trust, 02-15-26	4,624,437
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	6,943,039
8,725,000	3.850% Kimco Realty Corporation, 06-01-25	8,533,582
4,537,000	4.400% LXP Industrial Trust, 06-15-24	4,528,613
5,000,000	3.600% Regency Centers, L.P., 02-01-27	4,772,565
7,500,000	3.700% Regency Centers, L.P., 6-15-30	6,768,420
15,000,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	14,798,235
12,500,000	3.625% Site Centers Corporation, 02-01-25	12,312,737
17,500,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	14,997,185
10,000,000	2.950% UDR, Inc., 09-01-26	9,393,745

		$129,132,540
	RETAIL — 1.08% of Total Net Assets
7,500,000	1.750% Advance Auto Parts, Inc., 10-01-27	$6,445,283
15,000,000	3.500% AutoNation, Inc., 11-15-24	14,785,800
5,000,000	4.500% AutoNation, Inc., 10-01-25	4,895,032
7,500,000	4.750% Starbucks Corporation, 02-15-26	7,413,034

		$33,539,149
	TRANSPORTATION — 1.60% of Total Net Assets
7,500,000	2.875% Canadian Pacific Kansas City Limited, 11-15-29	$6,615,566
5,000,000	3.350% CSX Corporation, 11-01-25	4,846,532
10,000,000	4.250% CSX Corporation, 03-15-29	9,586,740
7,500,000	3.875% Hunt (J.B.) Transport Services, Inc., 03-01-26	7,293,754
14,500,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (c)	14,148,462
7,500,000	2.500% Ryder System, Inc., 09-01-24	7,410,653

		$49,901,707
	UTILITIES — .47% of Total Net Assets
7,500,000	5.200% National Fuel Gas Company, 07-15-25	$7,434,686
7,500,000	3.300% Xcel Energy, Inc., 06-01-25	7,306,613

		$14,741,299

		$802,864,822

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2024 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 1.43% of Total Net Assets
$25,000,000	United States Treasury bills 2.675%, 05-02-24 (d)	$24,996,337
10,000,000	United States Treasury bills 5.365%, 07-18-24 (d)	9,886,671
10,000,000	United States Treasury bonds 1.125%, 01-15-25	9,712,606

		$44,595,614

	Total Dollar Assets (identified cost $870,027,554)	$847,460,436

	Total Portfolio — 99.48% of total net assets (identified cost $2,038,137,646) (e)	$3,099,367,690
	Other assets, less liabilities (.52% of total net assets)	16,151,461

	Net assets applicable to outstanding shares	$3,115,519,151

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, these securities amounted to $157,858,308, or 5.07% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments April 30, 2024 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.63% of Total Net Assets
$1,850,000	United States Treasury notes 2.500%, 05-31-24	$1,845,686
1,400,000	United States Treasury notes 1.250%, 08-31-24	1,381,036
1,500,000	United States Treasury notes .625%, 10-15-24	1,468,223
1,300,000	United States Treasury notes 1.500%, 10-31-24	1,275,576
1,500,000	United States Treasury notes 1.375%, 01-31-25	1,457,141
1,400,000	United States Treasury notes 2.625%, 04-15-25	1,366,191
1,300,000	United States Treasury notes 4.125%, 06-15-26	1,276,801
1,350,000	United States Treasury notes 1.500%, 08-15-26	1,248,500

	Total Portfolio — 99.63% of total net assets (identified cost $11,449,321)(a)	$11,319,154
	Other assets, less liabilities (.37% of total net assets)	41,844

	Net assets applicable to outstanding shares	$11,360,998

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2024 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 85.22% of Total Net Assets

	AEROSPACE — .99% of Total Net Assets
$1,000,000	4.200% Hexcel Corporation, 02-15-27	$956,078

		$956,078
	CHEMICALS — 1.98% of Total Net Assets
1,000,000	3.200% FMC Corporation, 10-01-26	$937,997
1,000,000	.875% Westlake Corporation, 08-15-24	984,928

		$1,922,925
	COMPUTER SOFTWARE & SERVICES — 3.54% of Total Net Assets
500,000	1.000% Fortinent, Inc., 03-15-26	$458,346
3,000,000	4.750% Trimble, Inc., 12-01-24	2,974,560

		$3,432,906
	CONSUMER PRODUCTS — 12.89% of Total Net Assets
3,500,000	3.222% B.A.T. Capital Corporation, 08-15-24	$3,469,324
1,000,000	7.125% Conagra Brands, Inc., 10-01-26	1,034,842
4,750,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	4,515,153
500,000	3.350% Johnson (S.C.) & Son, Inc., 09-30-24 (a)	494,442
370,000	.875% Mars, Inc., 07-16-26	335,104
1,000,000	3.500% Smucker (J. M.) Company, 03-15-25	981,678
1,000,000	3.375% Smucker (J. M.) Company, 12-15-27	934,538
750,000	2.250% Suntory Holdings, Ltd., 10-16-24 (a)	738,002

		$12,503,083
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.01% of Total Net Assets
1,000,000	4.625% Avnet, Inc., 04-15-26	$975,394

		$975,394
	ENERGY SERVICES & PROCESSING — 7.97% of Total Net Assets
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	$5,116,743
820,000	5.625% Hess Midstream Operations LP, 02-15-26	814,875
564,000	5.875% HF Sinclair Corporation, 04-01-26	565,629
1,250,000	5.000% Magellan Midstream Partners, L.P., 03-01-26	1,235,836

		$7,733,083
	ENGINEERING & CONSTRUCTION — 1.03% of Total Net Assets
1,000,000	5.500% PulteGroup, Inc., 03-01-26	$995,855

		$995,855
	FINANCIAL SERVICES — 7.67% of Total Net Assets
1,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$970,173
997,500	6.500% B. Riley Financial, Inc., 09-30-26	833,112
2,500,000	4.700% Key Bank, N.A., 01-26-26	2,429,751
375,000	4.625% KKR Group Finance Company IX, LLC, 04-01-61	283,650
3,000,000	2.900% Manufactuers & Traders Trust Company, 02-06-25	2,924,861

		$7,441,547

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2024 (Unaudited)

Principal Amount		Market Value
	INSURANCE — 12.71% of Total Net Assets
$500,000	4.200% Brown & Brown, Inc., 09-15-24	$496,470
1,500,000	4.500% Brown & Brown, Inc., 03-15-29	1,428,290
2,000,000	4.550% Globe Life, Inc., 09-15-28	1,856,707
2,750,000	4.500% Horace Mann Educators Corporation, 12-01-25	2,682,156
3,000,000	4.350% Kemper Corporation, 02-15-25	2,961,012
708,000	3.750% Loews Corporation, 04-01-26	686,875
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,672,139
750,000	7.450% Phoenix Companies, Inc., 01-15-32	549,465

		$12,333,114
	MANUFACTURING — 6.85% of Total Net Assets
375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$285,000
3,000,000	4.625% Kennametal, Inc., 06-15-28	2,882,639
1,000,000	4.550% Keysight Technologies, Inc., 10-30-24	996,090
2,000,000	4.600% Keysight Technologies Inc., 04-06-27	1,952,568
541,000	5.600% Nordson Corporation, 09-15-28	541,620

		$6,657,917
	MATERIALS — 1.01% of Total Net Assets
1,000,000	2.800% Steel Dynamics, Inc., 12-15-24	$981,250

		$981,250
	NATURAL RESOURCES — 5.70% of Total Net Assets
1,000,000	3.900% Cimarex Energy Company, 05-15-27	$901,252
500,000	1.625% Glencore Funding, LLC, 09-01-25 (a)	473,350
1,000,000	5.650% Ovintiv Exploration, Inc., 05-15-25	997,683
1,000,000	5.375% Ovintiv Exploration, Inc., 01-01-26	991,875
2,300,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	2,166,319

		$5,530,479
	PHARMACEUTICALS — .38% of Total Net Assets
370,000	2.900% Bristol-Myers Squibb Company, 07-26-24 (a)	$367,364

		$367,364
	REAL ESTATE — 13.56% of Total Net Assets
1,250,000	4.100% Camden Property Trust, 10-15-28	$1,193,713
1,100,000	2.000% COPT Defense Properties , 01-15-29	916,066
1,250,000	3.125% Cubesmart, L.P., 09-01-26	1,181,780
750,000	2.250% Cubesmart, L.P., 12-15-28	647,450
538,000	3.375% Duke Realty, L.P., 12-15-27	486,925
500,000	7.600% First Industrial, L.P., 07-15-28	517,372
1,250,000	3.850% Kimco Realty Corporation, 06-01-25	1,222,576
1,250,000	3.250% Kimco Realty Corporation, 08-15-26	1,178,216
481,000	1.900% Kimco Realty Corporation, 03-01-28	420,698
470,000	3.750% Regency Centers, L.P., 06-15-24	468,408
1,000,000	3.600% Regency Centers, L.P., 02-01-27	954,513
1,000,000	3.700% Regency Centers, L.P., 06-15-30	902,456
2,250,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	2,219,735
1,000,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	856,982

		$13,166,890
	RETAIL — 2.54% of Total Net Assets
2,500,000	3.500% AutoNation, Inc., 11-15-24	$2,464,300

		$2,464,300

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2024 (Unaudited)

Principal Amount		Market Value
	TRANSPORTATION — 2.18% of Total Net Assets
$1,083,000	6.700% Burlington Northern Santa Fe, LLC, 08-01-28	$1,141,263
500,000	4.250% CSX Corporation, 03-15-29	479,337
500,000	2.500% Ryder System, Inc., 09-01-24	494,043

		$2,114,643
	UTILITIES — 1.44% of Total Net Assets
498,000	3.600% Eastern Gas Transmission & Storage, Inc., 12-15-24	$486,686
500,000	7.375% National Fuel Gas Company, 06-13-25	502,839
415,000	3.508% Niagara Mohawk Power Corporation, 10-01-24 (a)	410,954

		$1,400,479
	WASTE & ENVIRONMENTAL SERVICES — 1.77% of Total Net Assets
1,750,000	4.875% Republic Services, Inc., 04-01-29	$1,719,282

		$1,719,282

	Total Corporate Bonds (identified cost $85,831,224)	$82,696,589

	UNITED STATES TREASURY SECURITIES — 4.11% of Total Net Assets
4,000,000	United States Treasury bills 2.675%, 05-02-24 (c)	$3,999,414

	Total United States Treasury Securities (identified cost $3,999,415)	$3,999,414

Number of Shares
	PREFERRED STOCKS — 10.75% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.25% of Total Net Assets
45,000	7.125% DigitalBridge Group, Inc., Preferred Class H (d)	$1,007,100
45,000	7.125% DigitalBridge Group, Inc., Preferred Class J (d)	1,021,500
10,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (d)	150,400

		$2,179,000
	FINANCIAL SERVICES — 4.08% of Total Net Assets
15,000	5.625% Associated Banc-Corp, Preferred Class F (e)	$283,350
50,000	5.000% Capital One Financial Corporation, Preferred Class I (e)	966,000
40,721	7.875% Compass Diversified Holdings, Preferred Class C (d)	1,018,025
10,000	6.000% Merchants Bancorp, Preferred Class C (e)	193,600
15,000	4.450% Schwab (Charles) Corporation, Preferred Class J (e)	298,050
27,647	6.000% Steel Partners Holdings, L.P., Cumulative Preferred Class C, 02-07-26	659,381
35,000	4.875% WaFD, Inc., Preferred Class A (e)	542,500

		$3,960,906
	INSURANCE — .41% of Total Net Assets
500,000	6.500% SBL Holdings, Inc., Perpetual Hybrid Subordinated (a)(d)(f)	$393,125

		$393,125

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2024 (Unaudited)

Number of Shares		Market Value
	MANUFACTURING — 1.09% of Total Net Assets
40,000	10.625% Wesco International, Inc., Preferred Class A (d)(f)	$1,055,600

		$1,055,600
	REAL ESTATE — 2.92% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (d)	$986,850
20,000	6.250% Regency Centers Corporation, Preferred Class A (d)	450,200
65,000	5.875% Regency Centers Corporation, Preferred Class B (d)	1,395,550

		$2,832,600

	Total Preferred Stocks (identified cost $11,993,721)	$10,421,231

	Total Portfolio — 100.08% of total net assets (identified cost $101,824,360) (g)	$97,117,234
	Liabilities, less other assets (.10% of total net assets)	(98,279)

	Net assets applicable to outstanding shares	$97,018,955

	Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, these securities amounted to $9,558,709, or 9.85% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Interest rate represents yield to maturity.
	(d) Cumulative, perpetual preferred stock.
	(e) Non-cumulative, perpetual preferred stock.
	(f) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of January 31, 2024.
	(g) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2024 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 102.75% of Total Net Assets

	AEROSPACE — 3.85% of Total Net Assets
3,000	Lockheed Martin Corporation	$1,394,790

		$1,394,790
	CHEMICALS — 3.62% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$709,020
5,000	Albemarle Corporation	601,550

		$1,310,570
	COMPUTER SOFTWARE & SERVICES — 7.96% of Total Net Assets
3,000	Autodesk, Inc. (a)	$638,550
75,000	Palantir Technologies, Inc. Class A (a)	1,647,750
10,000	Twilio, Inc. Class A (a)	598,800

		$2,885,100
	ELECTRICAL EQUIPMENT & ELECTRONICS — 22.33% of Total Net Assets
2,000	Broadcom, Inc.	$2,600,540
10,000	Intel Corporation	304,700
6,000	NVIDIA Corporation	5,184,120

		$8,089,360
	ENERGY SERVICES & PROCESSING — 2.25% of Total Net Assets
15,000	HF Sinclair Corporation	$813,750

		$813,750
	ENGINEERING & CONSTRUCTION — 3.21% of Total Net Assets
10,000	Fluor Corporation (a)	$403,300
5,000	Lennar Corporation Class A	758,100

		$1,161,400
	ENTERTAINMENT & LEISURE — 8.74% of Total Net Assets
5,000	Disney (Walt) Company	$555,500
5,000	Meta Platforms, Inc. Class A	2,150,850
5,000	Wynn Resorts, Ltd. (a)	458,250

		$3,164,600
	FINANCIAL SERVICES — 9.09% of Total Net Assets
15,000	Affirm Holdings, Inc. Class A (a)	$478,200
10,000	Morgan Stanley	908,400
10,000	Schwab (Charles) Corporation	739,500
5,000	State Street Corporation	362,450
3,000	Visa, Inc. Class A	805,830

		$3,294,380
	MANUFACTURING — 8.97% of Total Net Assets
4,000	Agilent Technologies, Inc.	$548,160
3,000	Illinois Tool Works, Inc.	732,330
4,000	IPG Photonics Corporation (a)	335,920
3,000	Parker-Hannifin Corporation	1,634,730

		$3,251,140
	MATERIALS — 1.40% of Total Net Assets
3,000	Nucor Corporation	$505,590

		$505,590

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2024 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 14.35% of Total Net Assets
100,000	Birchcliff Energy, Ltd.	$411,500
75,000	Freeport-McMoRan, Inc.	3,745,500
10,000	Nutrien, Ltd.	527,700
10,000	Ovintiv, Inc.	513,200

		$5,197,900
	PHARMACEUTICALS — 2.27% of Total Net Assets
3,000	Amgen, Inc.	$821,820

		$821,820
	RETAIL — 7.95% of Total Net Assets
2,000	Costco Wholesale Corporation	$1,445,800
5,000	Williams-Sonoma, Inc.	1,433,900

		$2,879,700
	TRANSPORTATION — 6.76% of Total Net Assets
5,000	Canadian Pacific Kansas City Limited	$392,150
3,000	FedEx Corporation	785,340
5,000	Ryder System, Inc.	609,250
10,000	Uber Technologies, Inc. (a)	662,700

		$2,449,440

	Total Portfolio — 102.75% of total net assets (identified cost $11,345,223) (b)	$37,219,540
	Liabilities, less other assets (2.75% of total net assets)	(991,688)

	Net assets applicable to outstanding shares	$36,227,852

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2024 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of April 30, 2024 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$662,480,484	$—	$59,687	$26,814,586
Investments other than securities	446,197,645	—	—	—

	1,108,678,129	—	59,687	26,814,586
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(47,448,085)	(130,167)	(4,766,813)	(940,269)
Investments other than securities	—	—	—	—

	(47,448,085)	(130,167)	(4,766,813)	(940,269)

Net unrealized appreciation (depreciation) of investments	$1,061,230,044	$(130,167)	$(4,707,126)	$25,874,317

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2024 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2024 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the three months ended April 30, 2024. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the three months then ended.

As of April 30, 2024 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$706,928,925	$—	$—	$706,928,925
Silver assets	159,881,328	—	—	159,881,328
Swiss franc assets	—	240,359,451	—	240,359,451
Real estate and natural resource stocks	558,049,000	—	—	558,049,000
Aggressive growth stocks †	586,688,550	—	—	586,688,550
Dollar assets:
Corporate bonds †	—	802,864,822	—	802,864,822
United States Treasury securities	—	44,595,614	—	44,595,614

Total Portfolio	$2,011,547,803	$1,087,819,887	$—	$3,099,367,690

	64.90%	35.10%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$11,319,154	$—	$11,319,154

Total Portfolio	$—	$11,319,154	$—	$11,319,154

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$7,067,970	$75,628,619	$—	$82,696,589
Preferred stocks †	10,028,106	393,125	—	10,421,231
United States Treasury securities	—	3,999,414		3,999,414

Total Portfolio	$17,096,076	$80,021,158	$—	$97,117,234

	17.60%	82.40%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$37,219,540	$—	$—	$37,219,540

Total Portfolio	$37,219,540	$—	$—	$37,219,540

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of April 30, 2024

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

DISTRIBUTOR

Quasar Distributors, LLC

Three Canal Plaza

Portland, Maine 04101

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	06/24

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2024 Permanent Portfolio Family of Funds. All rights reserved.